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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2001

Check here if Amendment [    ]; Amendment Number: [    ]
This Amendment (Check only one):    [    ] is a restatement.
                                    [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Fifth Third Bancorp
Address:                   38 Fountain Square Plaza
                           Cincinnati, Ohio  45263

13F File Number: 28-03158
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Neal E. Arnold
Title:                     Executive Vice President, CFO
Phone:                     513-534-8577
Signature, Place, and Date of Signing:

                             CINCINNATI, OHIO          NOVEMBER 9, 2001
 -------------------        ----------------          ----------------
 [Signature]                  [City, State]              [Date]

Report Type (Check only one):

[   ]  13F HOLDINGS REPORT

[ x ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Managers Reporting for this Manager:

NAME:                                                              13F FILE NO.:
----                                                               ------------
Fifth Third Bank                                                       28-539
Lyon Street Asset Management                                           28-7690
Heartland Capital Management                                           28-01397
Fifth Third Bank - a Michigan Banking Corp (formerly Old Kent Bank)    28-676
Maxus Investment Advisors                                              28-04253